CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 61,477	$ 37,736
Restricted cash	4,052	2,709
Accounts receivable, net of allowance for credit losses	1,302	1,356
Amounts due from related parties	2,882	4,600
Inventories	9,919	7,357
Prepaid expenses and other current assets	5,176	3,619
Total current assets	84,808	57,377
Property and equipment, net	3,812	3,502
Intangible assets, net	9,416	8,516
Goodwill	29,745	27,922
Operating lease right-of-use assets	12,243	12,233
Long-term rental deposits	707	778
Long-term investments	17,297	2,873
TOTAL ASSETS	158,028	113,201
Current Liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to LightInTheBox Holding Co., Ltd. of $135 and $17 as of December 31, 2019 and 2020, respectively)	16,953	17,643
Amounts due to related parties	167	186
Advance from customers	33,279	21,731
Operating lease liabilities	4,269	3,470
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to LightInTheBox Holding Co., Ltd. of $1,012 and $1,568 as of December 31, 2019 and 2020, respectively)	42,183	28,642
Total current liabilities	96,851	71,672
Operating lease liabilities	8,118	8,801
Long-term payable	124	847
Deferred tax liability	3,558
TOTAL LIABILITIES	108,651	81,320
EQUITY
Ordinary shares ($0.000067 par value; 750,000,000 shares authorized; 203,349,887 and 244,895,045 shares issued as of December 31, 2019 and 2020, respectively; 187,214,651 and 224,038,611 shares outstanding as of December 31, 2019 and 2020, respectively)	17	14
Additional paid-in capital	282,260	262,888
Forward contracts		15,769
Treasury shares (14,011,790 and 18,934,988 shares as of December 31, 2019 and 2020, respectively)	(30,207)	(27,512)
Accumulated other comprehensive (loss) / income	1,795	(1,444)
Accumulated deficit	(204,571)	(217,888)
Non-controlling interests	83	54
TOTAL EQUITY	49,377	31,881
TOTAL LIABILITIES AND EQUITY	$ 158,028	$ 113,201